Dispositions (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 26, 2012
Disposal Group Including Discontinued Operation Unclassified Balance Sheet Disclosures Abstract
Assets related to discontinued operations	$ 2,238,474	$ 2,636,080
Liabilities related to discontinued operations	1,511,362	1,441,853
Discontinued Operation, Income (Loss) from Discontinued Operations Disclosure [Abstract]
Total revenues	394,056	499,964	581,392
Total expenses	275,828	312,675	418,653
Income from discontinued operations before gain on sale of real estate	118,228	187,289	162,739
Net gains on sale of real estate	507,192	414,502	245,799
Impairment losses	(41,474)	(37,170)	(127,839)
Gain on sale of Canadian Trade Shows, net of 11,448 of income taxes	0	0	31,105
Gain on sale of assets other than real estate	0	1,377	8,491
Income (Loss) from Discontinued Operations	583,946	565,998	308,847
Canadian Trade Shows [Member]
Discontinued Operation, Income (Loss) from Discontinued Operations Disclosure [Abstract]
Gain on sale of Canadian Trade Shows, net of 11,448 of income taxes	0	0	19,657
Retail Properties Segment [Member]
Disposal Group Including Discontinued Operation Unclassified Balance Sheet Disclosures Abstract
Assets related to discontinued operations	2,238,474	2,497,918
Liabilities related to discontinued operations	1,511,362	1,441,853
New York Segment [Member]
Disposal Group Including Discontinued Operation Unclassified Balance Sheet Disclosures Abstract
Assets related to discontinued operations	0	138,162
Liabilities related to discontinued operations	0	0
Other Segment [Member]
Discontinued Operation, Income (Loss) from Discontinued Operations Disclosure [Abstract]
Income (Loss) from Discontinued Operations	120,783	405,684	110,788
Merchandise Mart Segment [Member] | Canadian Trade Shows [Member]
Discontinued Operation, Income (Loss) from Discontinued Operations Disclosure [Abstract]
Gain on sale of Canadian Trade Shows, net of 11,448 of income taxes				$ 19,657